Share-Based Compensation - Purchase Rights Weighted Average Assumptions (Details) - Employee Stock Purchase Plan	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months	6 months	6 months
Expected volatility	24.70%	28.60%	26.40%
Risk-free interest rate	0.60%	0.30%	0.10%
Dividend yield	3.60%	4.10%	3.50%